Related Parties (Tables)	12 Months Ended
Mar. 31, 2018
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Balances of Receivables and Payables with Affiliates and Joint Ventures

The balances of receivables and payables with affiliates and joint ventures as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017	2018
Receivables:
Affiliates	¥21,877	¥21,259
Joint ventures	230,004	242,672

Total	¥251,881	¥263,931

Payables:
Affiliates	¥151,878	¥148,017
Joint ventures	53,601	33,351

Total	¥205,479	¥181,368

Amount of Transactions with Affiliates and Joint Ventures

The amount of the transactions with affiliates and joint ventures for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen (millions)
	2016	2017	2018
Sales revenue:
Affiliates	¥140,274	¥115,188	¥119,725
Joint ventures	557,867	598,177	744,435

Total	¥698,141	¥713,365	¥864,160

Purchase:
Affiliates	¥1,349,971	¥1,376,581	¥1,407,755
Joint ventures	122,529	145,161	143,800

Total	¥1,472,500	¥1,521,742	¥1,551,555

Compensation Paid to Directors

Compensation paid to the directors of the Company for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen (millions)
	2016	2017	2018
Remuneration	¥724	¥677	¥719
Bonus	251	275	231

Total	¥975	¥952	¥950

Major Consolidated Subsidiaries

Major consolidated subsidiaries as of March 31, 2018 are as follows:

Company	Country of Incorporation	Function	Percentage Ownership and Voting Interest
Honda R&D Co., Ltd.	Japan	Research & Development	100.0
Honda Finance Co., Ltd.	Japan	Finance	100.0
American Honda Motor Co., Inc.	U.S.A.	Sales	100.0
Honda Aero., Inc.	U.S.A.	Manufacturing	100.0
Honda North America, Inc.	U.S.A.	Coordination of Subsidiaries Operation	100.0
Honda of America Mfg., Inc.	U.S.A.	Manufacturing	100.0
American Honda Finance Corporation	U.S.A.	Finance	100.0
Honda Aircraft Company, LLC	U.S.A.	Research & Development, Manufacturing and Sales	100.0
Honda Manufacturing of Alabama, LLC	U.S.A.	Manufacturing	100.0
Honda Manufacturing of Indiana, LLC	U.S.A.	Manufacturing	100.0
Honda Transmission Mfg. of America, Inc.	U.S.A.	Manufacturing	100.0
Honda R&D Americas, Inc.	U.S.A.	Research & Development	100.0
Honda Canada Inc.	Canada	Manufacturing and Sales	100.0
Honda Canada Finance Inc.	Canada	Finance	100.0
Honda de Mexico, S.A. de C.V.	Mexico	Manufacturing and Sales	100.0
Honda Motor Europe Limited	U.K.	Coordination of Subsidiaries Operation and Sales	100.0
Honda of the U.K. Manufacturing Ltd.	U.K.	Manufacturing	100.0
Honda Finance Europe plc	U.K.	Finance	100.0
Honda Bank GmbH	Germany	Finance	100.0
Honda Turkiye A.S	Turkey	Manufacturing and Sales	100.0
Honda Motor (China) Investment Co., Ltd.	China	Coordination of Subsidiaries Operation and Sales	100.0
Honda Auto Parts Manufacturing Co., Ltd.	China	Manufacturing	100.0
Honda Automobile (China) Co., Ltd.	China	Manufacturing	65.0
Honda Motorcycle & Scooter India (Private) Ltd.	India	Manufacturing and Sales	100.0
Honda Cars India Limited	India	Manufacturing and Sales	100.0
P.T. Honda Precision Parts Manufacturing	Indonesia	Manufacturing	100.0
P.T. Honda Prospect Motor	Indonesia	Manufacturing and Sales	51.0
Honda Malaysia Sdn Bhd	Malaysia	Manufacturing and Sales	51.0
Honda Taiwan Co., Ltd.	Taiwan	Sales	100.0
Asian Honda Motor Co., Ltd.	Thailand	Coordination of Subsidiaries Operation and Sales	100.0
Honda Leasing (Thailand) Co., Ltd.	Thailand	Finance	100.0
Honda Automobile (Thailand) Co., Ltd.	Thailand	Manufacturing and Sales	89.0
Thai Honda Manufacturing Co., Ltd.	Thailand	Manufacturing	83.0
A.P. Honda Co., Ltd.	Thailand	Sales	61.0
Honda Vietnam Co., Ltd.	Vietnam	Manufacturing and Sales	70.0
Honda Motor de Argentina S.A.	Argentina	Manufacturing and Sales	100.0
Honda South America Ltda.	Brazil	Coordination of Subsidiaries Operation	100.0
Banco Honda S.A.	Brazil	Finance	100.0
Honda Automoveis do Brasil Ltda.	Brazil	Manufacturing and Sales	100.0
Moto Honda da Amazonia Ltda.	Brazil	Manufacturing and Sales	100.0